Convertible Preferred Stock - Schedule of assumptions of convertible preferred stock warrant liabilities (Detail)	Jun. 30, 2021 yr	Dec. 31, 2020 yr	Dec. 31, 2019 yr
Measurement Input, Expected Term [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input			7.2
Measurement Input, Expected Term [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input			2.8
Hippo Enterprises Inc And Subsidiaries [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	5.7	6.2
Hippo Enterprises Inc And Subsidiaries [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	1.3	1.8
Hippo Enterprises Inc And Subsidiaries [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	29.1	40.7	22.8
Hippo Enterprises Inc And Subsidiaries [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	26.6	29.0	21.5
Hippo Enterprises Inc And Subsidiaries [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	1.1	0.5	1.8
Hippo Enterprises Inc And Subsidiaries [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	0.1	0.1	1.6
Hippo Enterprises Inc And Subsidiaries [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	0	0
Hippo Enterprises Inc And Subsidiaries [Member] | Preferred A-2 Stock | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	66.64	18.25	8.26
Hippo Enterprises Inc And Subsidiaries [Member] | Preferred A-2 Stock | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	1.57	1.57	1.57
Hippo Enterprises Inc And Subsidiaries [Member] | Preferred C-1 Stock | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	66.74	20.09	12.80
Hippo Enterprises Inc And Subsidiaries [Member] | Preferred C-1 Stock | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	11.74	11.74	11.74